Annual Total Returns- Transamerica International Small Cap Value (Class I2) [BarChart] - Class I2 - Transamerica International Small Cap Value - I2	2014	2015	2016	2017	2018	2019	2020
Total	(6.24%)	8.12%	(0.83%)	30.64%	(16.20%)	25.63%	9.06%